Restructuring Charges - Additional Information (Detail) $ in Millions	12 Months Ended				36 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2011 USD ($) position	Dec. 31, 2013 USD ($)	Dec. 31, 2010 USD ($)
Streamlining Actions
Restructuring Cost and Reserve [Line Items]
Net additional (recovery)	$ 16	$ 184
Restructuring reserve	29	92	$ 125		$ 125
Operational Efficiency Initiatives 2011
Restructuring Cost and Reserve [Line Items]
Net additional (recovery)	(9)	(7)	45		43
Restructuring reserve	9	28	80	$ 107	80	$ 107
Estimated reduction in workforce due to restructuring (positions) | position				1,500
Severance
Restructuring Cost and Reserve [Line Items]
Net additional (recovery)	(2)	177	45
Severance | Operational Efficiency Initiatives 2011
Restructuring Cost and Reserve [Line Items]
Net additional (recovery)	(9)	(7)			100
Restructuring reserve	9	28	80	$ 78	80	78
Other | Operational Efficiency Initiatives 2011
Restructuring Cost and Reserve [Line Items]
Net additional (recovery)	0	0			(57)
Restructuring reserve	$ 0	$ 0	$ 0	$ 29	$ 0	$ 29